Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Securities Excluded from Computation of Net Loss per Share

 The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended March 31,
	2014	2015
Options to purchase common stock	9,063,275	8,779,622
Warrants to purchase common stock	4,852,351	5,207,379

Total	13,915,626	13,987,001

The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2013	2014
Options to purchase common stock	8,548,357	8,678,017
Warrants to purchase common stock	4,852,351	5,207,379

Total	13,400,708	13,885,396